PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Value added tax recoverable	$1,137,931	$1,090,079
Prepayments to suppliers	257,183	281,154
Deposits	96,129	60,573
Deposit of pledged long-term loan payable	95,900	95,900
Staff advance	17,085	13,972
Others	5,028	18,441
Total	$1,609,256	$1,560,119